UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04870

General New York AMT-Free Municipal Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	11/30/18

FORM N-CSR

Item 1.             Reports to Stockholders.

General New York AMT-Free Municipal Money Market Fund

ANNUAL REPORT November 30, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

General New York AMT-Free Municipal Money Market Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this annual report for General New York AMT-Free Municipal Money Market Fund, covering the 12-month period from December 1, 2017 through November 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The reporting period began with major global economies achieving above-trend growth. In the United States, a robust economy and strong labor markets encouraged the Federal Reserve to continue moving away from its accommodative monetary policy while other major central banks also began to consider monetary tightening. In the equity sphere, both U.S. and non-U.S. markets remained on an uptrend, though investor concerns about U.S. inflation and its effect on interest rates later began to weigh on global returns. Interest rates rose across the yield curve, putting pressure on bond prices.

Later in the reporting period, global growth trends began to diverge and market volatility returned. While the U.S. economy continued to grow at a healthy rate, Japan rebounded, but only briefly, from a weak first quarter, and the Eurozone economy began to moderate. Robust growth and strong corporate earnings continued to support U.S. stocks while other developed markets declined. Late in the reporting period, a broad sell-off occurred, partially offsetting earlier U.S. gains. Emerging markets remained under pressure as weakness in their currencies relative to the U.S. dollar added to investors’ uneasiness.

Fixed income markets continued to struggle as interest rates rose; the yield on the benchmark 10-year Treasury bond breached 3.2% despite only moderate inflation, but investor concerns about slowing global growth brought yields down toward the end of the reporting period.

Despite continuing doubts regarding trade, U.S. inflationary pressures and global growth, we are optimistic that the U.S. economy will remain strong in the near term. However, we remain attentive to signs that indicate potential changes on the horizon. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
December 17, 2018

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2017 through November 30, 2018, as provided by Bill Vasiliou, Primary Portfolio Manager

Market and Fund Performance Overview

For the 12-month period ended November 30, 2018, General New York AMT-Free Municipal Money Market Fund’s Class A shares produced a yield of 0.68%, and Class B shares yielded 0.30%. Taking into consideration the effects of compounding, the fund’s Class A shares and Class B shares produced effective yields of 0.68% and 0.30%, respectively.1

Yields of municipal money market instruments climbed during the reporting period in response to four interest-rate hikes by the Federal Reserve Board (the “Fed”) and supply-and-demand dynamics in the municipal securities market.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal, New York state, and New York city income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests at least 80% of its net assets in short-term, high-quality municipal obligations that provide income exempt from federal, New York state and New York city income taxes and the federal alternative minimum tax. The fund also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Rising Rates and Tax Reform Drove Market

The year 2018 was transformative for municipals as the market faced significant upheaval due to tax reform and general market volatility. Sustained economic growth, robust labor markets, and a series of short-term interest-rate hikes by the Fed drove yields of tax-exempt money market instruments higher in the months prior to the start of the reporting period.

In anticipation of tax-reform legislation that seemed likely to inhibit certain financing vehicles, issuers of longer-term municipal bonds rushed to market in December 2017, resulting in a flood of new securities. This increase in supply put additional upward pressure on yields of municipal money market instruments when investors sold short-term securities to raise funds to purchase longer-dated bonds.

The early flood of supply subsequently produced a drought of new issuance, but supply picked up again toward the end of the reporting period, as several large issuers entered the market for their annual cash flow borrowing.

The Fed raised the overnight federal funds rate early in the reporting period, hiking the rate in both December 2017 and March 2018, which caused yields to rise on shorter-maturity instruments, most notably variable-rate demand notes (“VRDNs”), on which yields are reset weekly. Consequently, yield differences narrowed along the market’s maturity spectrum.

The drought of new supply resulting from the late 2017 surge, combined with investors’ need to reinvest coupon payments, pushed yields lower through mid-February. Yields also

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

were dampened by federal tax-reform legislation, which boosted demand from investors who now face limits on the amount of state and local tax deductions they may take on their federal tax returns.

Municipal money market yields subsequently drifted higher in response to the Fed’s March 2018 rate increase, annual tax season outflows, and reports of wage growth and other potential inflationary pressures. In April 2018, the Securities Industry and Financial Markets Association Index (the “SIFMA Index”) peaked at 1.81%, its highest level in 10 years. (The SIFMA Index, produced by Bloomberg L.P., is a weekly index that tracks the market of high-grade, seven-day, tax-exempt VRDNs.)

Yields moderated somewhat in May 2018, in part due to economic concerns stemming from more protectionist U.S. trade policies and political turmoil in overseas markets. In June 2018, the Federal Open Market Committee (the “FOMC”) raised the federal funds rate a quarter point, as anticipated. This was the sixth quarter-point increase in 18 months and raised the target range for the federal funds rate to 1.75% to 2.00%.

The relative lack of new issuance, combined with large coupon payments, pushed fixed-note rates lower during July 2018. Demand continued to remain strong for shorter maturities due to the continued flattening of the yield curve. The SIFMA Index declined during July 2018 as reinvestment cash entering the market bolstered demand.

In August 2018, the FOMC left U.S. interest rates unchanged amid strong economic activity and low unemployment, raising expectations for a rate hike in September 2018. New issuance also began to pick up in August 2018, and the increase in the one-year maturity range pushed the one-year note index to the 2.00% level.

In September 2018, the Fed again increased the federal funds rate by a quarter point, as expected, bumping the target range for the federal funds rate to between 2.00% and 2.25%. Fed officials further indicated that additional gradual increases in the target range for the federal funds rate would be consistent with sustained expansion of economic activity, strong labor market conditions, and inflation near the Fed’s 2.00% inflation objective.

In October 2018 and November 2018, the SIFMA Index stabilized as asset flows and supply normalized. The SIFMA Index averaged 1.57% in October 2018 and 1.67% in November 2018. At its early November 2018 meeting, the Fed left the target range for the federal funds rate unchanged, as expected.

Investor sentiment benefited from improved fiscal discipline on the part of states. In contrast to 2017, when many states missed important budgetary deadlines, every state with a fiscal year beginning on July 1 enacted a budget on time. To a large extent, the budget process was facilitated this year by healthy revenue growth resulting from strong job creation and an expanding economy. The New York state budget also addressed the limitations placed on personal income and property tax deductions imposed by the Tax Cuts and Jobs Act of 2017.

States with underfunded pension programs have faced credit pressures. Although New York has fared relatively well due to its diverse economic base, high wealth levels, and prudent budget management, the state’s residents may experience declining home values under the new tax law due to the limited deductibility of property taxes.

Tax-exempt money market funds saw an increase in assets, particularly in the retail sector, as after-tax yields were attractive. Interest in single-state funds, specifically those of high-tax states, has produced an increase in assets, and we expect this trend to continue as rates keep posting attractive after-tax returns.

Maintaining a Prudent Investment Posture

In the generally rising interest-rate environment, most municipal money market funds maintained short weighted-average maturities with a focus on liquidity. The fund was no exception, as we set its weighted-average maturities in a range that is consistent with industry averages.

We also have maintained a careful and well-researched credit selection strategy. We have continued to identify what we believe to be low credit-risk opportunities among certain state general obligation bonds; essential service revenue bonds issued by water, sewer, and electric enterprises; select local credits with strong financial positions and stable tax bases; and various health care and education issuers.

Additional Rate Hikes Expected

The Fed raised the overnight federal funds rate to between 2.00% and 2.25% during the reporting period while continuing to unwind its balance sheet through the sale of U.S. government securities. More short-term interest-rate hikes are anticipated over the remainder of 2018 and into 2019.

Therefore, we intend to continue to emphasize liquidity in order to attempt to capture higher yields as short-term rates rise. In addition, we believe that a focus on preservation of capital and liquidity remains the prudent course for the fund’s management.

December 17, 2018

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Yields provided for the fund’s Class B reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, the fund’s Class B yields would have been lower and, in some cases, seven-day yields during the reporting period would have been negative absent the expense absorption.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Short-term municipal securities holdings involve credit and liquidity risks and risk of principal loss.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General New York AMT-Free Municipal Money Market Fund from June 1, 2018 to November 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2018

	Class A	Class B
Expenses paid per $1,000†	$3.87	$5.67
Ending value (after expenses)	$1,003.70	$1,001.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2018

	Class A	Class B
Expenses paid per $1,000†	$3.90	$5.72
Ending value (after expenses)	$1,021.21	$1,019.40

† Expenses are equal to the fund’s annualized expense ratio of .77% for Class A and 1.13% for Class B, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

November 30, 2018

Short-Term Investments - 96.2%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 96.2%
Albany Industrial Development Agency, Civic Facility Revenue Bonds (CHF-Holland Suites II, L.L.C. Project) (LOC; TD Bank)	1.70	12/7/18	1,475,000	[a]	1,475,000
Albany Industrial Development Agency, Civic Facility Revenue Bonds (Living Resources Corporation Project) (LOC; HSBC Bank USA)	1.72	12/7/18	3,630,000	[a]	3,630,000
Build New York City Resource Corporation, Revenue Bonds (Federation of Protestant Welfare Agencies, Inc. Project) (LOC; TD Bank)	1.79	12/7/18	4,700,000	[a]	4,700,000
Columbia County Capital Resource Corporation, Civic Facility Revenue Bonds (The Columbia Memorial Hospital Project) (LOC; HSBC Bank USA)	1.74	12/7/18	3,075,000	[a]	3,075,000
Franklin County Industrial Development Agency, Civic Facility Revenue Bonds (Trudeau Institute, Inc. Project) (LOC; HSBC Bank USA)	1.91	12/7/18	490,000	[a]	490,000
Geneva Industrial Development Agency, Civic Facility Revenue Bonds (The Colleges of the Seneca Project) (LOC; JPMorgan Chase Bank)	1.72	12/7/18	6,630,000	[a]	6,630,000
Islip Union Free School District, BAN	2.50	12/20/18	6,000,000		6,001,879
JPMorgan Chase Putters/Drivers Trust (Ser. 5012), (Battery Park City Authority, Junior Revenue Bonds) (Liquidity Facility; JPMorgan Chase Bank and LOC; JPMorgan Chase Bank)	1.78	12/3/18	495,000	[a,b,c]	495,000
Livingston County Industrial Development Agency, Civic Facility Revenue Bonds (Red Jacket Center, Inc./Nicholas H. Noyes Memorial Hospital Civic Facility) (LOC; HSBC USA)	1.85	12/7/18	270,000	[a]	270,000
Massapequa Union Free School District, TAN	3.00	4/4/19	5,000,000		5,018,698
New Paltz Central School District, BAN	2.50	2/27/19	335,000		335,249
New York City, GO Notes (LOC; Mizuho Bank, Ltd.)	1.77	12/3/18	4,800,000	[a]	4,800,000

STATEMENT OF INVESTMENTS (continued)

Short-Term Investments - 96.2% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 96.2% (continued)
New York City Capital Resource Corporation, Revenue Bonds (Loan Enhanced Assistance Program - Cobble Hill Health Center, Inc. Project) (LOC; Bank of America)	1.73	12/7/18	1,150,000	[a]	1,150,000
New York City Capital Resource Corporation, Revenue Bonds (Loan Enhanced Assistance Program - Cobble Hill Health Center, Inc. Project) (LOC; Bank of America)	1.74	12/7/18	585,000	[a]	585,000
New York City Industrial Development Agency, Civic Facility Revenue Bonds (Ateret Torah Center Project) (LOC; Wells Fargo Bank)	1.71	12/7/18	2,475,000	[a]	2,475,000
New York City Industrial Development Agency, Civic Facility Revenue Bonds (Sephardic Community Youth Center, Inc. Project) (LOC; M&T Trust)	1.74	12/7/18	1,700,000	[a]	1,700,000
New York City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds (Liquidity Facility; Mizuho Bank, Ltd.)	1.77	12/3/18	200,000	[a]	200,000
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	1.75	12/3/18	5,920,000	[a]	5,920,000
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	1.77	12/3/18	400,000	[a]	400,000
New York City Transitional Finance Authority, Future Tax Secured Revenue Bonds (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	1.79	12/3/18	600,000	[a]	600,000
New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue Bonds (Liquidity Facility; JPMorgan Chase Bank)	1.76	12/3/18	1,200,000	[a]	1,200,000

Short-Term Investments - 96.2% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 96.2% (continued)
New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue Bonds (Liquidity Facility; JPMorgan Chase Bank)	1.76	12/3/18	1,200,000	[a]	1,200,000
New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue Bonds (Liquidity Facility; Mizuho Bank, Ltd.)	1.73	12/3/18	540,000		540,000
New York City Transitional Finance Authority, Revenue Bonds (New York City Recovery) (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	1.79	12/3/18	380,000	[a]	380,000
New York State Dormitory Authority, Court Facilities LR (The City of New York Issue) (Liquidity Facility; Mizuho Bank, Ltd.)	1.77	12/7/18	7,500,000	[a]	7,500,000
New York State Dormitory Authority, Revenue Bonds (Catholic Health System Obligated Group) (LOC; HSBC Bank USA)	1.72	12/7/18	125,000	[a]	125,000
New York State Dormitory Authority, Revenue Bonds (University of Rochester) (LOC; JPMorgan Chase Bank)	1.76	12/3/18	360,000	[a]	360,000
New York State Dormitory Authority, Revenue Bonds, Refunding (Catholic Health System) (LOC; HSBC Bank USA NA)	1.72	12/7/18	140,000	[a]	140,000
New York State Housing Finance Agency, Housing Revenue Bonds (160 Madison Avenue) (LOC; PNC Bank NA)	1.77	12/3/18	2,500,000	[a]	2,500,000
New York State Housing Finance Agency, Housing Revenue Bonds (160 Madison Avenue) (LOC; U.S. Bank NA)	1.77	12/3/18	400,000	[a]	400,000
New York State Housing Finance Agency, Housing Revenue Bonds (505 West 37th Street) (LOC; Landesbank Hessen-Thuringen Girozentrale)	1.77	12/3/18	3,750,000	[a]	3,750,000
New York State Housing Finance Agency, Housing Revenue Bonds (Baisley Park Gardens) (LOC; Citibank NA)	1.71	12/7/18	10,965,000	[a]	10,965,000
New York State Housing Finance Agency, Housing Revenue Bonds (Taconic West 17th Street) (LOC; FNMA)	1.69	12/7/18	3,250,000	[a]	3,250,000

STATEMENT OF INVESTMENTS (continued)

Short-Term Investments - 96.2% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 96.2% (continued)
New York State Housing Finance Agency, Revenue Bonds (Dock Street Rental LLC) (LOC; Wells Fargo Bank)	1.69	12/7/18	2,500,000	[a]	2,500,000
New York State Urban Development Corp., Revenue Bonds	5.00	12/15/18	200,000		200,233
Oneida County Industrial Development Agency, Civic Facility Revenue Bonds (Mohawk Valley Network Inc. Obligated Group; Faxton-Saint Luke's Healthcare) (LOC; Bank of America)	1.72	12/7/18	5,120,000	[a]	5,120,000
Oswego County Industrial Development Agency, Civic Facility Revenue Bonds (Springside at Seneca Hill, Inc. Project) (LOC; M&T Trust)	1.79	12/7/18	895,000	[a]	895,000
Otsego County Industrial Development Agency, Civic Facility Revenue Bonds (Saint James Retirement Community Project) (LOC; M&T Trust)	1.74	12/7/18	380,000	[a]	380,000
Port Authority of New York & New Jersey, Revenue Bonds	5.00	12/3/18	100,000		100,000
RBC Municipal Products Inc Trust, (Liquidity Facility; Royal Bank of Canada and LOC; Royal Bank of Canada)	1.72	12/7/18	1,000,000	[a,b,c]	1,000,000
RBC Municipal Products Trust, Revenue Bonds (LOC; Royal Bank of Canada and Liquidity Facility; Royal Bank of Canada)	1.72	12/7/18	2,000,000	[a,b,c]	2,000,000
Rib Floater Trust Various States, Revenue Bonds	1.72	12/7/18	3,300,000	[a,b]	3,300,000
Rockland County Industrial Development Authority, Revenue Bonds (Northern Manor Multicare Center, Inc. Project) (LOC; M&T Trust)	1.79	12/7/18	1,940,000	[a]	1,940,000
Syracuse, RAN, Series 2018 A	3.50	3/29/19	6,000,000		6,031,549
Tender Option Bond Trust Receipts (Ser. 2016-XF0520), 5/15/24, (Metropolitan Transportation Authority, Transportation Revenue Bonds, Refunding) (Liquidity Facility; Royal Bank of Canada))	1.79	12/7/18	2,490,000	[a,b,c,d]	2,490,000

Short-Term Investments - 96.2% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 96.2% (continued)
Tender Option Bond Trust Receipts (Ser. 2016-ZF0464), 11/15/51, (New York Liberty Development Corporation, Liberty Revenue Bonds (4 World Trade Center Project)) (Liquidity Facility; Royal Bank of Canada and LOC; Royal Bank of Canada)	1.74	12/7/18	3,375,000	[a,b,c,d]	3,375,000
Tender Option Bond Trust Receipts (Ser. 2017-SF0598), 7/1/47, (New York Dorm Authority, Revenue Bonds, Refunding (Memorial Sloan Kettering Cancer Center) (Liquidity Agreement; TD Bank NA))	1.72	12/7/18	1,000,000	[a,b,c,d]	1,000,000
Tender Option Bond Trust Receipts (Ser. 2017-XF2481), 11/1/46, (Westchester County Local Development Corporation, Revenue Bonds, Refunding (Westchester Medical Center) (LOC; Barclays Bank PLC and Liquidity Facility; Barclays Bank PLC))	1.73	12/7/18	1,000,000	[a,b,c,d]	1,000,000
Tender Option Bond Trust Receipts (Ser. 2018-XF0697), 9/1/43, (Port Authority of New York and New Jersey, Revenue Bonds, Refunding (Liquidity Agreement; Bank of Amercia NA))	1.71	12/7/18	1,950,000	[b,d]	1,950,000
Tender Option Bond Trust Receipts (Ser. 2018-XF2656) 6/1/36, (Suffolk County Water Authority, Revenue Bonds (Liquidity Agreement; Citibank NA))	1.71	12/7/18	2,400,000	[a,b,c,d]	2,400,000
Tender Option Bond Trust Receipts (Ser. 2018-XM0636), 9/15/25, (New York Urban Development Corporation, Revenue Bonds, Refunding (Liquidity Agreement; JPMorgan Chase Bank NA))	1.72	12/7/18	3,750,000	[a,b,c,d]	3,750,000
Tender Option Bond Trust Receipts (Ser. 2018-XM0692), 9/15/26, (New York Dorm Authority, Sales Tax Revenue Bonds, Refunding (Liquidity Agreement; Royal Bank of Canada))	1.72	12/7/18	4,000,000	[a,b,d]	4,000,000
Tender Option Bond Trust Receipts (Ser. 2018-XM0697), 11/15/42, (Metropolitan Transportation Authority, Revenue Bonds, Refunding) (Liquidity Agreement; Bank of America NA))	1.84	12/7/18	5,865,000	[b,d]	5,865,000

STATEMENT OF INVESTMENTS (continued)

Short-Term Investments - 96.2% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
New York - 96.2% (continued)
Tender Option Bond Trust Receipts (Ser. 2047-XF0549), 2/15/39, (Hudson Yards Infrastructure Corporation, 2nd Indenture Revenue Bonds, Refunding (Liquidity Agreement; TD Bank NA))	1.74	12/7/18	4,000,000[a,b,c,d]	4,000,000
Town of Eden NY, BAN	3.00	3/7/19	1,000,000	1,002,263
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (LOC; State Street Bank & Trust Co.)	1.72	12/3/18	1,300,000[a]	1,300,000
Westchester County Industrial Development Agency, Civic Facility Revenue Bonds (Westchester Arts Council, Inc. Project) (LOC; Wells Fargo Bank)	1.74	12/7/18	2,220,000[a]	2,220,000
Yonkers Industrial Development Agency	1.72	12/7/18	825,000[a]	825,000
Total Investments (cost $140,904,871)			96.2%	140,904,871
Cash and Receivables (Net)			3.8%	5,534,816
Net Assets			100.0%	146,439,687

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, these securities amounted to $36,625,000 or 25.01% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

d Inverse floater security—the interest rate is subject to change periodically. Rate shown is the interest rate in effect at November 30, 2018. These Inverse floater securities are not underlying piece for any of the Dreyfus long-term Inverse floater securities.

Portfolio Summary (Unaudited) †	Value (%)
Multifamily Housing	16.2
General	15.2
Medical	13.4
School District	11.9
Transportation	8.0
Education	6.5
Higher Education	6.1
Water	6.1
Special Tax	5.1
General Obligation	4.6
Nursing Homes	3.1
96.2

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2018

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	140,904,871	140,904,871
Cash		1,625,602
Receivable for investment securities sold		3,920,127
Interest receivable		378,489
Receivable for shares of Beneficial Interest subscribed		63,393
Prepaid expenses		17,784
		146,910,266
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		97,836
Payable for investment securities purchased		300,042
Payable for shares of Beneficial Interest redeemed		7,605
Trustees fees and expenses payable		3,373
Accrued expenses		61,723
		470,579
Net Assets ($)		146,439,687
Composition of Net Assets ($):
Paid-in capital		146,439,687
Net Assets ($)		146,439,687

Net Asset Value Per Share	Class A	Class B
Net Assets ($)	87,344,292	59,095,395
Shares Outstanding	87,353,785	59,100,653
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended November 30, 2018

Investment Income ($):
Interest Income	2,062,150
Expenses:
Management fee—Note 2(a)	718,009
Shareholder servicing costs—Note 1 and Note 2(c)	272,615
Distribution and prospectus fees—Note 2(b)	107,867
Professional fees	86,212
Registration fees	40,008
Prospectus and shareholders’ reports	17,307
Trustees’ fees and expenses—Note 2(d)	10,812
Custodian fees—Note 2(c)	10,184
Miscellaneous	30,427
Total Expenses	1,293,441
Less—reduction in expenses due to undertaking—Note 2(a)	(7,205)
Less—reduction in fees due to earnings credits—Note 2(c)	(1,377)
Net Expenses	1,284,859
Investment Income—Net, representing net increase in net assets resulting from operations	777,291

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2018	2017[a]
Operations ($):
Investment Income—Net, representing net increase in net assets resulting from operations	777,291	127,768
Distributions ($):
Distributions to shareholders:
Class A	(617,968)	(121,554)
Class B	(159,323)	(6,214)
Total Distributions	(777,291)	(127,768)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	29,605,497	38,580,911
Class B	127,881,896	116,504,608
Distributions reinvested:
Class A	610,619	119,699
Class B	154,293	6,168
Cost of shares redeemed:
Class A	(40,717,100)	(53,804,699)
Class B	(119,698,258)	(136,219,157)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(2,163,053)	(34,812,470)
Total Increase (Decrease) in Net Assets	(2,163,053)	(34,812,470)
Net Assets ($):
Beginning of Period	148,602,740	183,415,210
End of Period	146,439,687	148,602,740

[a]Distributions to shareholders include only distributions from net investment income in 2017.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Year Ended November 30,
Class A Shares	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.007	.001	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income—net	(.007)	(.001)	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.68	.12	.02	.00[b]	.00[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.76	.74	.70	.71	.70
Ratio of net expenses to average net assets	.76	.72	.38	.13	.17
Ratio of net investment income to average net assets	.68	.11	.01	.00[b]	.00[b]
Net Assets, end of period ($ x 1,000)	87,344	97,845	112,952	148,549	81,779

a Amount represents less than $.001 per share.

b Amount represents less than .01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended November 30,
Class B Shares	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.003	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income—net	(.003)	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.30	.01	.02	.00[b]	.00[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.15	1.15	1.12	1.10	1.09
Ratio of net expenses to average net assets	1.14	.82	.36	.13	.17
Ratio of net investment income to average net assets	.31	.01	.01	.00[b]	.00[b]
Net Assets, end of period ($ x 1,000)	59,095	50,758	70,463	134,727	144,576

a Amount represents less than $.001 per share.

b Amount represents less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

General New York AMT-Free Municipal Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal, New York state and New York city income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A and Class B. Class A and Class B shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (securities dealers, financial institutions or other industry professionals) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended November 30, 2018, sub-accounting service fees amounted to $26,113 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “retail money market fund” as that term is defined in Rule 2a-7 under the Act (a “Retail Fund”). It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00. As a Retail Fund, the fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if the fund’s weekly liquid assets fall below required minimums because of market conditions or other factors.

NOTES TO FINANCIAL STATEMENTS (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2018 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	140,904,871
Level 3 - Significant Unobservable Inputs	-
Total	140,904,871

† See Statement of Investments for additional detailed categorizations.

At November 30, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by

NOTES TO FINANCIAL STATEMENTS (continued)

capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2018, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended November 30, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At November 30, 2018, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2018 and November 30, 2017 were all tax-exempt income.

At November 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) New Accounting Pronouncements: In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for annual periods beginning after December 15, 2018.

Also in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to Dreyfus, or Dreyfus will bear, such excess expense. During the period ended November 30, 2018, there was no reduction in expenses pursuant to the Agreement.

Dreyfus has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $7,205 during the period ended November 30, 2018.

(b) Under the Distribution Plan with respect to Class B, adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing its shares at an annual rate not to exceed .20% of the value of its average daily net assets. During the period ended November 30, 2018, Class B shares were charged $107,867 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (the “Class A Shareholder Services Plan”), Class A shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2018, Class A shares were charged $77,001 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (the “Class B Shareholder Services Plan”), Class B shares pay the Distributor at an

NOTES TO FINANCIAL STATEMENTS (continued)

annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2018, Class B shares were charged $130,564 pursuant to the Class B Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2018, the fund was charged $34,109 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2018, the fund was charged $10,184 pursuant to the custody agreement. These fees were partially offset by earnings credits of $1,376.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended November 30, 2018, the fund was charged $1,096 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $1.

During the period ended November 30, 2018, the fund was charged $12,780 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $60,524 Distribution Plan fees $9,875, Shareholder Services Plan fees $14,806, custodian fees $3,428, Chief Compliance Officer fees $5,241 and transfer agency fees $3,962.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 under the Act. During the period ended November 30, 2018, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $16,100,000 and $23,615,000 respectively.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of General New York AMT-Free Municipal Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of General New York AMT-Free Municipal Money Market Fund (the “Fund”), including the statement of investments, as of November 30, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at November 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2018, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Dreyfus investment companies since at least 1957, but we are unable to determine the specific year.

New York, New York
January 28, 2019

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended November 30, 2018 as “exempt-interest dividends” (not subject to regular federal income tax, and for individuals who are New York residents, New York State and New York City personal income taxes). Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s exempt-interest dividends paid for the 2018 calendar year on Form 1099-DIV, which will be mailed in early 2019.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund's Board of Trustees held on July 31, 2018, the Board considered the renewal of the fund's Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the "Agreement"). The Board members, none of whom are "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund's asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus' corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund's portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus' extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund's Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. ("Broadridge"), an independent provider of investment company data, which included information comparing (1) the fund's performance with the performance of a group of comparable funds (the "Performance Group") and with a broader group of funds (the "Performance Universe"), all for various periods ended June 30, 2018, and (2) the fund's actual and contractual management fees and total expenses with those of a group of comparable funds (the "Expense Group") and with a broader group of funds (the "Expense Universe"), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund's total return performance was below the Performance Group and Performance Universe medians for all periods, except for the ten-year period when the fund’s performance was at the Performance Group median. The Board considered the relative proximity of the fund's performance to the Performance Group and/or Performance Universe median in certain periods when performance was below median. It was noted that there were only four other funds in the Performance Group.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund's contractual management fee was above the Expense Group median and the fund's actual management fee and total expenses were above the Expense Group and Expense Universe medians.

The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the "Similar Funds"), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund's management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also considered the fee waiver and expense reimbursement arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus' approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund's assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund's asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund's investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• While the Board expressed some concern about the fund's relative performance, the Board accepted the performance in light of the considerations described above.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board's consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other

Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board's conclusions may be based, in part, on their consideration of the fund's arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (75)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 123

———————

Francine J. Bovich (67)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., a real estate investment trust, Director (2014-present)

No. of Portfolios for which Board Member Serves: 71

———————

Peggy C. Davis (75)

Board Member (1990)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 45

———————

Diane Dunst (79)

Board Member (2007)

Principal Occupation During Past 5 Years:

• President of Huntting House Antiques (1999-present)

No. of Portfolios for which Board Member Serves: 14

———————

Nathan Leventhal (75)

Board Member (1989)

Principal Occupation During Past 5 Years:

• President Emeritus of Lincoln Center for the Performing Arts (2001-present)

• Chairman of the Avery Fisher Artist Program (1997-2014)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., Director (2003-present)

No. of Portfolios for which Board Member Serves: 47

———————

Robin A. Melvin (55)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2014-present; board member since 2013)

No. of Portfolios for which Board Member Serves: 99

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Member is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Clifford L. Alexander, Jr., Emeritus Board Member
Ernest Kafka, Emeritus Board Member
Daniel Rose, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Chief Executive Officer of MBSC Securities Corporation since August 2016. He is an officer of 62 investment companies (comprised of 123 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 63 investment companies (comprised of 148 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 2015.

JAMES BITETTO, Vice President since August 2005 and Secretary since February 2018.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 63 investment companies (comprised of 148 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since December 1996.

SONALEE CROSS, Vice President and Assistant Secretary since March 2018.

Counsel of BNY Mellon since October 2016; Associate at Proskauer Rose LLP from April 2016 to September 2016; Attorney at EnTrust Capital from August 2015 to February 2016; Associate at Sidley Austin LLP from September 2013 until August 2015. She is an officer of 63 investment companies (comprised of 148 portfolios) managed by Dreyfus. She is 31 years old and has been an employee of the Manager since October 2016.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 63 investment companies (comprised of 148 portfolios) managed by the Manager. She is 56 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Managing Counsel of BNY Mellon since December 2017, from March 2013 to December 2017, Senior Counsel of BNY Mellon. She is an officer of 63 investment companies (comprised of 148 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 148 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since October 1990.

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Counsel of BNY Mellon since May 2016; Attorney at Wildermuth Endowment Strategy Fund/Wildermuth Advisory, LLC from November 2015 until May 2016; Assistant General Counsel at RCS Advisory Services from July 2014 until November 2015; Associate at Sutherland, Asbill & Brennan from January 2013 until January 2014. She is an officer of 63 investment companies (comprised of 148 portfolios) managed by Dreyfus. She is 33 years old and has been an employee of the Manager since May 2016.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 63 investment companies (comprised of 148 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since April 1985.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 63 investment companies (comprised of 148 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since December 2003.

Senior Accounting Manager – Dreyfus Financial Reporting of the Manager, and an officer of 63 investment companies (comprised of 148 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since May 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 63 investment companies (comprised of 148 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 63 investment companies (comprised of 148 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager, the Dreyfus Family of Funds and BNY Mellon Funds Trust (63 investment companies, comprised of 148 portfolios). He is 61 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 57 investment companies (comprised of 142 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Distributor since 1997.

NOTES

NOTES

For More Information

General New York AMT-Free Municipal Money Market Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: GNMXX Class B: GNYXX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2019 MBSC Securities Corporation 0574AR1118

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $34,702 in 2017 and $35,222 in 2018.

(b)  Audit-Related Fees.  The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,631 in 2017 and $6,939 in 2018.  These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2017 and $0 in 2018.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,503 in 2017 and $3,860 in 2018.  These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.  The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2017 and $0 in 2018.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $276 in 2017 and $275 in 2018.  These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2017 and $0 in 2018.

(e)(1)  Audit Committee Pre-Approval Policies and Procedures.  The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration.  The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2)  Note.  None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $31,197,139 in 2017 and $38,822,724 in 2018.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.           Exhibits.

(a)(1)    Code of ethics referred to in Item 2.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General New York AMT-Free Municipal Money Market Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 29, 2019

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 25, 2019

EXHIBIT INDEX

(a)(1)    Code of ethics referred to in Item 2.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)